ACQUISITIONS (Details) (USD $)	0 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 16, 2014	Jun. 30, 2014	Jun. 30, 2014
Purchase price
Common shares held in depositary relating to convertible debentures acquired from Osisko (in shares)			871,680	871,680
Osisko
Acquisitions
Percentage of interest acquired jointly		50.00%
Cash received in exchange for each outstanding common share (in dollars per share)		$ 1.045
Number of common shares received in exchange for each outstanding common share		0.07264
Direct transaction costs	$ 16,700,000		$ 16,700,000	$ 16,700,000
Purchase price
Cash paid for acquisition		462,728,000
Agnico Eagle common shares issued for acquisition		1,135,071,000
Fair value of derivative financial instruments		29,166,000
Total Agnico Eagle purchase price		1,626,965,000
Common shares held in depositary relating to convertible debentures acquired from Osisko (in shares)			871,680	871,680
Summary of financial information relating to equity method investment
Current assets	153,370,000		153,370,000	153,370,000
Non-current assets	1,939,249,000		1,939,249,000	1,939,249,000
Current liabilities	69,243,000		69,243,000	69,243,000
Non-current liabilities	398,736,000		398,736,000	398,736,000
Revenues from mining operations	21,885,000
Operating margin	2,886,000
Net loss	(2,325,000)
Osisko | Osisko Gold Royalties Ltd.
Acquisitions
Number of common shares received in exchange for each outstanding common share		0.1
Net smelter royalty on the Canadian Malartic Mine transferred (as a percent)		5.00%
Cash transferred to Osisko Gold Royalties Ltd		$ 157,000,000
Net smelter royalty on Kirkland Lake assets, Hammond Reef project and certain other properties transferred (as a percent)		2.00%
Osisko | Agnico Eagle and Yamana
Acquisitions
Percentage of interest acquired jointly		100.00%
Cash received in exchange for each outstanding common share (in dollars per share)		$ 2.09
Osisko | Yamana
Acquisitions
Percentage of interest acquired jointly		50.00%
Number of common shares received in exchange for each outstanding common share		0.26471